Trade and other receivables, net - Allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Trade and other receivables, net
Opening balance	$ 10,089
Ending balance	10,006	$ 9,361
Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Opening balance	1,384	1,407
Deductions	0	(23)
Ending balance	$ 1,384	$ 1,384